THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
ABSOLUTE RETURN ETF
JANUARY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
EXCHANGE-TRADED FUNDS — 99.6%

	Shares	Value
Commodity — 20.9%
Harbor Commodity All Weather Strategy ETF (1)	63,752	$1,705,366
iMGP DBi Managed Futures Strategy ETF	27,384	799,339
		2,504,705
Equity — 30.8%
American Beacon AHL Trend ETF (1)	91,073	2,582,830
iShares MSCI USA Momentum Factor ETF	1,290	330,098
iShares U.S. Small-Capital Equity Factor ETF	6,820	530,596
Vanguard Dividend Appreciation ETF	1,075	240,822
		3,684,346
Fixed Income — 45.1%
iShares High Yield Systematic Bond ETF	11,975	571,327
Janus Henderson AAA CLO ETF	8,514	431,405
JPMorgan Ultra-Short Income ETF	10,590	537,760
Vanguard Short-Term Bond ETF (1)	35,146	2,774,074
WisdomTree Floating Rate Treasury Fund ETF	21,500	1,082,525
		5,397,091
International — 2.8%
Avantis International Small Capital Value ETF	3,311	334,808
Total Exchange-Traded Funds
(Cost $10,832,607)		11,920,950

Total Investments - 99.6%
(Cost $10,832,607)		$11,920,950

Percentages are based on Net Assets of $11,970,729.

(1)	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Fund’s website at https://www.SEC.gov.

CLO — Collateralized Loan Obligation

ETF — Exchange-Traded Fund

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
CORE BOND ETF
JANUARY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
EXCHANGE-TRADED FUNDS — 99.6%

	Shares	Value
Fixed Income — 99.6%
iShares Investment Grade Systematic Bond ETF	52,374	$2,396,634
JPMorgan Core Plus Bond ETF (1)	173,875	8,259,932
JPMorgan Ultra-Short Income ETF	56,502	2,869,172
Regan Floating Rate MBS ETF	171,412	4,401,277
TCW Flexible Income ETF (1)	273,006	10,851,988
Vanguard Intermediate-Term Treasury ETF (1)	185,924	11,136,848
WisdomTree Floating Rate Treasury Fund ETF	86,553	4,357,944
		44,273,795
Total Exchange-Traded Funds
(Cost $43,353,455)		44,273,795

Total Investments - 99.6%
(Cost $43,353,455)		$44,273,795

Percentages are based on Net Assets of $44,449,182.

(1)	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Fund’s website at https://www.SEC.gov.

ETF — Exchange-Traded Fund

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
OPPORTUNISTIC CREDIT ETF
JANUARY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
EXCHANGE-TRADED FUNDS — 99.7%

	Shares	Value
Fixed Income — 99.7%
iShares Investment Grade Systematic Bond ETF (1)	123,566	$5,654,380
iShares MBS ETF	25,655	2,454,927
JPMorgan Core Plus Bond ETF (1)	111,948	5,318,090
PIMCO Multisector Bond Active ETF	62,620	1,681,347
Schwab US TIPS ETF	102,878	2,740,670
TCW Flexible Income ETF (1)	222,659	8,850,695
Vanguard Intermediate-Term Treasury ETF (1)	97,699	5,852,170
Vanguard Short-Term Inflation-Protected Securities ETF	44,278	2,201,945
		34,754,224
Total Exchange-Traded Funds
(Cost $33,924,382)		34,754,224

Total Investments - 99.7%
(Cost $33,924,382)		$34,754,224

Percentages are based on Net Assets of $34,851,597.

(1)	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Fund’s website at https://www.SEC.gov.

ETF — Exchange-Traded Fund

TIPS — Treasury Inflation Protected Security

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
GLOBAL SMALL CAP EQUITY ETF
JANUARY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
EXCHANGE-TRADED FUNDS — 99.9%

	Shares	Value
Equity — 58.2%
Avantis U.S. Small Capital Value ETF	45,438	$4,965,010
iShares Core S&P Small-Capital ETF (1)	108,010	13,720,510
iShares U.S. Small-Capital Equity Factor ETF (1)	180,793	14,065,696
Neuberger Small-Mid Capital ETF	148,870	3,921,236
		36,672,452
International — 41.7%
Avantis International Small Capital Value ETF (1)	194,037	19,621,022
iShares International Small-Capital Equity Factor ETF (1)	152,365	6,707,107
		26,328,129
Total Exchange-Traded Funds
(Cost $50,767,494)		63,000,581

Total Investments - 99.9%
(Cost $50,767,494)		$63,000,581

Percentages are based on Net Assets of $63,081,883.

(1)	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Fund’s website at https://www.SEC.gov.

ETF — Exchange-Traded Fund

S&P — Standard & Poor's

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
TOTAL INTERNATIONAL EQUITY ETF
JANUARY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
EXCHANGE-TRADED FUNDS — 99.8%

	Shares	Value
International — 99.8%
Avantis Emerging Markets Equity ETF (1)	154,529	$12,850,631
Cambria Foreign Shareholder Yield ETF	150,008	5,307,283
First Eagle Overseas Equity ETF	62,477	3,206,320
Franklin International Low Volatility High Dividend Index ETF	114,569	4,401,741
iShares Emerging Markets Equity Factor ETF (1)	150,027	9,385,689
iShares International Equity Factor ETF (1)	240,457	9,543,738
iShares MSCI International Quality Factor ETF (1)	204,395	9,731,246
Vanguard International Dividend Appreciation ETF (1)	71,382	6,599,980
		61,026,628
Total Exchange-Traded Funds
(Cost $47,028,521)		61,026,628

Total Investments - 99.8%
(Cost $47,028,521)		$61,026,628

Percentages are based on Net Assets of $61,156,684.

(1)	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Fund’s website at https://www.SEC.gov.

ETF — Exchange-Traded Fund

THE ADVISORS’ INNER CIRCLE FUND II	FRONTIER ETFs
U.S. LARGE CAP EQUITY ETF
JANUARY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
EXCHANGE-TRADED FUNDS — 99.7%

	Shares	Value
Equity — 99.7%
GMO US Quality ETF	81,591	$3,202,447
iShares U.S. Equity Factor ETF (1)	164,883	11,482,452
JPMorgan Active Growth ETF (1)	76,678	6,998,401
JPMorgan Active Value ETF (1)	127,354	9,547,729
T Rowe Price Capital Appreciation Equity ETF (1)	179,102	6,841,696
T Rowe Price US Equity Research ETF (1)	362,956	15,773,415
Vanguard Dividend Appreciation ETF (1)	33,162	7,428,951
		61,275,091
Total Exchange-Traded Funds
(Cost $55,502,120)		61,275,091

Total Investments - 99.7%
(Cost $55,502,120)		$61,275,091

Percentages are based on Net Assets of $61,434,788.

(1)	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Fund’s website at https://www.SEC.gov.

ETF — Exchange-Traded Fund

FRT-NQ-001-0300